Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity

9. Stockholders' Equity

Preferred Stock

The Company has authorized a total of 5,000,000 shares of preferred stock, par value $0.001 per share. No preferred shares have been designated by the Company as of December 31, 2021 and 2020.

Private Placements of Common Stock

Private placements in 2020

During 2020, the Company completed private placements for the sale of 1,153,200 shares of its common stock to individual investors at a price of $2.50 per share for net proceeds of $2,628,000 after payment of broker and finders fees of $255,000. In addition, the Company issued to certain brokers and finders 250,000 shares of its common stock and warrants to acquire 90,000 shares of the Company’s common stock, at $2.50 per share

Private placements in 2021

On February 3, 2021, Gaming Technologies, Inc. (the “Company”) entered into a Securities Purchase Agreement with certain accredited investors (“Purchase Agreement”), pursuant to which the Company sold an aggregate of 1,606,600 shares of its Common Stock for gross proceeds of $4,016,500 in a private placement. The Company paid a finder’s fee to registered brokers in the amount of $360,000 in connection with these transactions resulting in net proceeds to the Company of $3,656,500. In connection with the Purchase Agreement, the Company issued to certain registered brokers warrants to purchase an aggregate of 144,000 shares of common at an exercise price of $2.50 per share, with an expiration date 5 years from the date of issuance, pursuant to the terms of certain finder’s fee agreements previously entered into by the Company and such brokers.

Under the terms of the Purchase Agreement, each investor was granted customary piggyback registration rights in the event the Company proposes to register the offer and sale of any shares of its common stock, subject to the limitations set forth in the Purchase Agreement, such as a registration statement solely relating to an offering or sale to employees or directors of the Company pursuant to employee stock plan or in connection with any dividend or distribution. The Purchase Agreement also provides the investors the option and right to participate in future capital raising transactions at the same purchase price and on the same terms and conditions as other investors participating in such transactions, for an aggregate purchase price of up to $6,000,000.

If, at any time during the twelve months following sale of the Shares, the Company issues or sells shares of common stock or common stock equivalents, except for certain exempt issuances as described in the Purchase Agreement, at a price below $2.50 per share, then immediately upon such issuance or sale, the Company will deliver to the investors that number of restricted shares of common stock equal to the difference between the number of Shares purchased by the investor pursuant to this Purchase Agreement and the number of shares of common stock the investor would have received for the investor’s subscription amount at the dilutive issuance price.

In March 2021, the Company sold 10,000 shares of its Common Stock for gross proceeds of $25,000 in a private placement.

In August 2021, the Company sold 538,694 shares of its Common Stock for gross proceeds of $1,750,752 in a private placement. The Company paid a finder’s fee to registered brokers in the amount of $210,927 in connection with these transactions resulting in net proceeds to the Company of $1,539,825. In connection with the Purchase Agreement, the Company issued to certain registered brokers warrants to purchase an aggregate of 40,175 shares of common at an exercise price of $3.25 per share, with an expiration date 5 years from the date of issuance, pursuant to the terms of certain finder’s fee agreements previously entered into by the Company and such brokers.

We agreed with the purchasers in our August 2021 private placement to file with the SEC a registration statement on Form S-1 to register these shares under the Securities Act for resale, which we did on August 31, 2021, and to use our commercially reasonable efforts to cause such registration statement to become effective within 120 days after such date (or, in the event of a “full review” by the SEC staff, 150 calendar days after such date), and to keep such registration statement effective (with certain exceptions) until all such shares (i) have been sold, thereunder or pursuant to Rule 144 under the Securities Act, or (ii) may be sold without volume or manner-of-sale restrictions pursuant to Rule 144 and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. We will pay all expenses of such registration other than broker or similar commissions or fees or transfer taxes of any selling shareholder. We and each purchaser of such shares agreed to provide customary indemnifications to each other in connection with the registration statement. The Company also agreed to provide to such holders “piggyback” registration rights in certain circumstances.

We agreed with purchasers in our August 2021 private placement that if, at any time during the 12 months following sale of the shares, we issue or sell shares of common stock or common stock equivalents, except for certain exempt issuances as described in the purchase agreement, at a price below $3.25 per share, then immediately upon such issuance or sale, we will deliver to the investors a number of restricted shares of common stock equal to the difference between the number of shares purchased by the investor pursuant to its purchase agreement and the number of shares of common stock the investor would have received for the investor’s subscription amount at the dilutive issuance price. We also agreed with those investors to a “most favored nation” provision whereby until the earlier of 12 months after the sale of the shares, the day after the date on which the our common stock is listed on a U.S. national securities exchange, or the date on which the purchaser no longer holds any of the shares acquired by it in such placement, we will not consummate any unregistered private offering or an initial (but not any subsequent) public offering of our capital stock (or securities convertible into shares of capital stock) for cash consideration that provides the new investor any right, benefit, term or condition relating to the Shares that is more favorable in any material respect to the new investor (with certain enumerated exceptions), unless (i) we notify the purchaser of such more favorable right, benefit, term or condition within two business days prior to the new issuance, and (ii) purchaser has been provided with the opportunity to enter into an agreement providing the purchaser such more favorable right, benefit, term or condition with respect to the purchased hares then held by the purchaser. We included such shares in a resale registration statement filed on August 31, 2021, which became effective on November 12, 2021.

Consulting Agreements

Effective August 3, 2020, the Company entered into a consulting agreement with Montrose Capital Partners Limited to provide consulting, advisory and related services to the Company for a term of two years. Consideration under this consulting agreement was paid exclusively in the form of 2,000,000 shares of the Company's common stock, which were valued at $5,000,000 based on the fair value of the Company's common stock of $2.50 per share on the effective date of the consulting agreement. The total consideration pursuant to this consulting agreement of $5,000,000 was charged to general and administrative costs in the statement of operations on the issuance date. The consulting agreement requires the Company to include such shares in any registration statement that it files with the SEC.

On October 21, 2020, the Company entered into an agreement with a consultant to serve as a board advisor. The term of the agreement is for one year and may be renewed at the end of the term. Compensation consists of the following stock grants: 50,000 shares of the Company’s common stock within seven days of the execution of the agreement, valued at $125,000, which was recorded during the year ended December 31, 2020; 50,000 shares of the Company’s common stock upon the quotation of the Company’s stock on OTC Markets, valued at $112,500 recognized during the year ended December 31, 2021; and 100,000 shares upon renewal during 2021, valued at $237,500, and 100,000 shares of the Company common stock at each of the following two renewal periods, if the agreement is renewed.

On November 6, 2020, the Company entered into an agreement with a consultant to serve as a board advisor. The term of the agreement is for one year and may be renewed at the end of the term. Compensation consists of the following stock grants: 50,000 shares of the Company’s common stock within seven days of the execution of the agreement which was valued at $125,000 and recorded during the year ended December 31, 2020. In addition, 50,000 shares of the Company’s common stock were issued six months after the date of the agreement, which was May 6, 2021; 50,000 shares of the Company’s common stock upon the first renewal of the agreement and 50,000 shares of the Company’s common stock six months after the first renewal; and, 100,000 shares of the Company common stock at each of the following two renewal periods, if the agreement is renewed. The grant date fair value of $875,000 of these shares will be amortized over the service period. During the year ended December 31, 2021, the Company amortized $250,000, representing the pro rata portion of the grant date fair value of the shares vesting during the period. As of December 31, 2021, $625,000 of the unvested stock compensation will be amortized in future. The Company was obligated to issue a second tranche of 50,000 shares on May 6, 2021.

On November 25, 2020, the Company entered into an agreement with a consultant to serve as a board advisor. The term of the agreement is for one year with automatic renewal for successive one-year terms unless either party elects not to renew. Compensation consists of 250,000 shares of the Company’s common stock within seven days of the execution of the agreement, valued at $625,000.

In January 2021, the Company entered into two agreements with two consultants to provide investor relation services to the Company. The agreements are for a term of one year. The Company issued 200,000 shares of its common stock in exchange for the services. The common stock was valued at $500,000 at the time the agreements were executed.

In February 2021, the Company entered into an internet advertising campaign with a consultant. The contract is for a term of one year and calls for an initial non-refundable deposit of $20,000 upon the execution of the agreement and a payment of 333,334 shares of the Company’s common stock valued at $833,335 on the date of issuance.

On October 20, 2021, Steven M. Plumb, CPA, appointed as the Company’s chief financial officer through a contract (the “Clear Agreement”) with Mr. Plumb’s entity, Clear Financial Solutions (“Clear”), pursuant to which Clear is paid $10,000 per month for Mr. Plumb’s service. In addition, Mr. Plumb and Clear’s other staff provide accounting and bookkeeping services to the Company, in consideration for which Clear is paid $2,000 per month, plus hourly fees for annual and quarterly report preparation. The contract expires on August 16, 2022, and unless canceled by either party by written notice 60 days prior to expiration, will automatically renew for successive twelve-month periods. Moreover, Mr. Plumb was awarded a stock grant for 30,000 shares of the Company’s common stock, vesting six months from date of grant. The fair market value of the stock grant on the date of grant was $67,500

During October 2021, the Company issued restricted stock grants to various consultants for services performed for the Company totaling 65,800 shares with a fair market value of $214,575 on the date of grant.

Warrants

A summary of warrant activity for the year ended December 31, 2021 is presented below:

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding on December 31, 2020	90,000	$2.50	3.90	$–
Granted	1,450,141	3.13	4.70	–
Exercised	–	–	–	–
Outstanding on December 31, 2021	1,540,141	$2.63	4.51	$–

During the years ended December 31, 2021 and 2020, the Company issued 184,175 and 90,000 warrants to acquire common stock to various brokers and finders in connection with the sale of our common stock.

In November 2021, in connection with the issuance of the Secured Convertible Notes discussed in Note 6, the Company issued warrants to purchase an aggregate of 727,273 shares of the Company’s common stock. The relative fair value of the warrants at the date of grant was determined to be $735,167

In November 2021, the Company issued warrants to purchase 538,693 shares of the Company’s common stock to certain existing shareholders in exchange for granting a waiver to certain anti-dilution and most favored nation clauses in their stock purchase agreements. The warrants have a five-year term and an exercise price of $2.75 and had a fair value of $1,193,803 at the date of grant, which was reflected as a financing cost during the year ended December 31, 2021.

The fair value of the warrants issued in 2021 was determined by a Black-Scholes pricing model with the following assumptions:

Expected volatility	97.04%
Weighted-average volatility	216.98%
Expected dividends	0%
Expected term (in years)	5
Risk-free interest rate	1.26%

The warrants issued in 2021 are exercisable at an exercise price equal to the lower of (x) $2.75 per share and (y) the price of the common stock of the Company in a Qualified Offering (as defined in the Note Agreement at Note 6), subject to adjustment as described below, and the Warrants are exercisable for five years after the issuance date. The Warrants are exercisable for cash at any time and are exercisable on a cashless basis at any time there is no effective registration statement registering the shares of common stock underlying the Warrants. The exercise price of the Warrants is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the common stock and also upon any distributions of assets, including cash, stock or other property to the Company’s stockholders. The exercise price of the Warrants is also subject to “full ratchet” price adjustment if the Company issues common stock or equivalents at a price per share lower than the then-current exercise price of the Warrant, as described above for the conversion price of the Note (see Note 6)

Stock-option plan

On May 21, 2021, the shareholders of the Company approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”). The purposes of the 2021 Plan are to (a) enable the Company to attract and retain the types of employees, consultants and directors who will contribute to the Company’s long-term success; (b) provide incentives that align the interests of employees, consultants, and directors with those of the shareholders of the Company; and (c) promote the success of the Company’s business. The persons eligible to receive awards are the employees, consultants, and directors of the Company and such other individuals designated by the 2021 Plan’s administrative committee (the Committee) who are reasonably expected to become employees, consultants, and directors after the receipt of Awards. Awards that may be granted under the Plan include: (a) Incentive Stock Options, (b) Non-qualified Stock Options, (c) Stock Appreciation Rights, (d) Restricted Awards, € Performance Share Awards, (f) Cash Awards, and (g) Other Equity-Based Awards. 3,000,000 shares are available for issuance under the 2021 Plan. The shares available for issuance may be increased annually by the lesser of four percent (4%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31 or such number of shares of common stock as determined by the Committee no later than the immediately preceding December 31.

As of December 31, 2021 and 2020, the Company did not have any outstanding stock options.